Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Outstanding Debt	Outstanding debt, excluding finance leases and remaining unamortized discount and issuance costs of $14 million and $18 million as of December 31, 2021 and 2020, each, consisted of the following:

	December 31,
	2021	2020
Term Loan Facility due August 2024	$356	$359
Senior Secured Notes due July 2025	217	215
Senior Unsecured Notes due July 2025	372	372
Other	1	1
Total debt	$946	$947
Less: short-term debt and current portion of long-term debt	4	6
Total long-term debt	$942	$941

Scheduled Maturities of Debt (Excluding Debt to Affiliates)	The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2021 are as follows:

Year ended December 31,	Amount
2022	$4
2023	4
2024	352
2025	600
2026	—
Thereafter	—
Total	$960